Intangible assets (Tables)	12 Months Ended
Jun. 30, 2022
Intangible assets.
Schedule of intangible assets

			Other intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2020
Cost	421,453	831,275	14,797	1,267,525
Accumulated amortization	—	(484,403)	(7,952)	(492,355)
Net book amount	421,453	346,872	6,845	775,170
Year ended 30 June 2021
Opening net book amount	421,453	346,872	6,845	775,170
Additions	—	115,725	2,300	118,025
Disposals	—	(14,330)	—	(14,330)
Amortization charge	—	(120,280)	(4,118)	(124,398)
Closing book amount	421,453	327,987	5,027	754,467
At 30 June 2021
Cost	421,453	861,210	16,644	1,299,307
Accumulated amortization	—	(533,223)	(11,617)	(544,840)
Net book amount	421,453	327,987	5,027	754,467
Year ended 30 June 2022
Opening net book amount	421,453	327,987	5,027	754,467
Additions	—	151,564	3,100	154,664
Disposals	—	(14,391)	—	(14,391)
Amortization charge	—	(148,949)	(2,513)	(151,462)
Closing book amount	421,453	316,211	5,614	743,278
At 30 June 2022
Cost	421,453	779,197	18,817	1,219,467
Accumulated amortization	—	(462,986)	(13,203)	(476,189)
Net book amount	421,453	316,211	5,614	743,278

Schedule of estimated useful lives of other intangible assets

Website, mobile applications and software	3 years
Trademark registrations	10 years